Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 56,666	$ 48,935
Net operating loss	(32,403)	(31,897)
Research and development credits	100
Deferred tax assets for net operating losses		600
Research credits	100
Unrecognize interest or penalties.	62,000	50,000
Unrecognized tax benefits	8,860	$ 8,235	$ 7,623
Federal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss	103,100
Net operating loss carryforwards	181,600
Research and development credits	9,600
Orphan drug tax credit, carryforwards	2,200
California [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss	1,800
Net operating loss carryforwards	92,800
Research and development credits	4,300
Unrecognized tax benefits	$ 7,400